Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Gross Carrying Amount	$ 62.5	$ 58.5
Accumulated Amortization	36.8	31.6
Total other intangibles assets, net	25.7	26.9
LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	1,963.5	1,879.5
Accumulated Amortization	971.7	829.4
Total other intangibles assets, net	991.8	1,050.1
Customer Relationships
Gross Carrying Amount	23.9	31.0
Accumulated Amortization	21.7	10.0
Total other intangibles assets, net	2.2	21.0
Customer Relationships | LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	1,852.0	1,852.0
Accumulated Amortization	942.9	807.8
Total other intangibles assets, net	909.1	1,044.2
Trademarks and Trade Names
Gross Carrying Amount	7.6	3.6
Accumulated Amortization	3.0	2.6
Total other intangibles assets, net	4.6	1.0
Trademarks and Trade Names | LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	87.6	3.6
Accumulated Amortization	7.1	2.6
Total other intangibles assets, net	80.5	1.0
Other
Gross Carrying Amount	31.0	23.9
Accumulated Amortization	12.1	19.0
Total other intangibles assets, net	18.9	4.9
Other | LIONS GATE ENTERTAINMENT CORP [Member]
Gross Carrying Amount	23.9	23.9
Accumulated Amortization	21.7	19.0
Total other intangibles assets, net	$ 2.2	$ 4.9